Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		$ (5,853)	$ (5,886)
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	[1]	2,044	2,310
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	[1]	$ 81,389	$ 86,520
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		7.98%	7.21%	[1]
Hedging	[1]	$ 448	$ 420
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		4.08%	4.11%	[1]
Hedging	[1]	$ 620	$ 626
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		0.25%	0.00%	[1]
Hedging	[1]	$ 1,020	$ 1,113
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		2.27%	2.27%	[1]
Hedging	[1]	$ 19,854	$ 21,654
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		4.34%	4.35%	[1]
Hedging	[1]	$ 3,241	$ 3,611
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.46%	3.85%	[1]
Hedging	[1]	$ 38	$ 32
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		2.89%	1.67%	[1]
Hedging	[1]	$ 450	$ 463
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		4.96%	4.93%	[1]
Hedging	[1]	$ 56,335	$ 59,399
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		13.39%	5.37%	[1]
Hedging	[1]	$ 574	$ 734
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		10.59%	8.38%	[1]
Hedging	[1]	$ 852	$ 779
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	[1]	5,801	6,164
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	[1]	$ 77,631	$ 82,666
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		7.98%	7.21%	[1]
Hedging	[1]	$ 448	$ 420
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.04%	1.21%	[1]
Hedging	[1]	$ 2,050	$ 2,043
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	[1]	4.29%	4.29%
Hedging	[1]	$ 3,153	$ 3,158
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		0.25%	0.00%	[1]
Hedging	[1]	$ 1,020	$ 1,113
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		2.30%	2.11%	[1]
Hedging	[1]	$ 22,951	$ 27,553
After hedging [Member] | Pound Sterling [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		2.86%	1.05%	[1]
Hedging	[1]	$ 1,075	$ 1,002
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	[1]	4.42%	4.43%
Hedging	[1]	$ 2,636	$ 2,937
After hedging [Member] | South Korean Won [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		2.81%	1.67%	[1]
Hedging	[1]	$ 252	$ 502
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		0.72%	0.87%	[1]
Hedging	[1]	$ 1,952	$ 1,695
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	[1]		0.00%
Hedging	[1]		$ 0
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		5.28%	5.41%	[1]
Hedging	[1]	$ 45,238	$ 46,288
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		12.10%	5.99%	[1]
Hedging	[1]	$ 1,403	$ 1,504
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		7.52%	8.80%	[1]
Hedging	[1]	$ 1,254	$ 615

[1]	Amended to conform to 2022 presentation.